UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET ADJUSTABLE

RATE INCOME FUND

FORM N-Q

AUGUST 31, 2010

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.0%
American Home Mortgage Assets, 2006-4 1A12	0.474%	10/25/46	$4,103,895	$2,062,981	(a)
Banc of America Funding Corp., 2007-C 5A1	4.672%	5/20/36	69,692	53,835	(a)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.872%	3/25/33	42,823	44,196	(a)
Banc of America Mortgage Securities Inc., 2005-A 2A1	3.179%	2/25/35	2,038,152	1,766,009	(a)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.104%	11/25/34	233,560	118,216	(a)
Bear Stearns Alt-A Trust, 2005-2 1A1	0.764%	4/25/35	688,030	545,701	(a)
Bear Stearns ARM Trust, 2004-12 1A1	3.479%	2/25/35	656,831	541,694	(a)
Bear Stearns ARM Trust, 2005-6 1A1	2.978%	8/25/35	2,263,858	1,633,717	(a)
Bear Stearns ARM Trust, 2006-4 1A1	3.092%	10/25/36	341,074	206,540	(a)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	0.864%	10/25/33	2,381,908	2,163,286	(a)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.564%	8/25/35	16,069	10,451	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.554%	10/25/35	49,219	29,866	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.464%	1/25/36	22,362	12,901	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-2A A2	0.494%	5/25/36	13,092	7,199	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.494%	7/25/36	153,001	94,586	(a)(b)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.764%	12/25/17	1,473,500	1,367,142	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-20 3A6	0.714%	7/25/18	618,075	617,096	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-37 2A1	3.523%	9/25/33	837,607	782,316	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.714%	6/25/34	897,592	683,124	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.866%	2/25/48	872,351	875,592	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.501%	6/1/28	401,951	361,459	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.691%	1/25/28	409,095	426,343	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.470%	3/25/42	2,928,248	2,934,593	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.767%	8/25/43	3,473,295	3,552,878	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.030%	3/25/27	852,449	869,810	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.629%	10/25/35	1,638,411	1,635,646	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.729%	8/25/33	2,715,190	2,719,010	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.598%	8/25/42	2,831,427	2,979,832	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.729%	5/25/42	499,101	495,912	(a)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.289%	2/25/36	1,157,830	744,658	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	3.786%	6/25/30	705,505	691,280	(a)
First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1997-C1	1.739%	4/18/29	1,772,497	74,932	(a)(c)
GE Capital Commercial Mortgage Corp., 2001-2 A4	6.290%	8/11/33	1,236,991	1,274,153
GS Mortgage Securities Corp. II, 2000-1A A	0.616%	3/20/23	550,802	447,972	(a)(b)
GSR Mortgage Loan Trust, 2005-AR3 4A1	2.889%	5/25/35	473,953	334,867	(a)
Harborview Mortgage Loan Trust, 2004-2 2A1	0.527%	6/19/34	1,247,098	889,809	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IMPAC CMB Trust, 2003-8 1A2	1.264%	10/25/33	$99,080	$86,036	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.064%	11/25/34	331,131	294,270	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.209%	10/25/35	2,345,221	1,874,443	(a)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.100%	9/15/29	731,729	19,969	(a)(c)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.521%	10/15/35	1,426,506	80,248	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-WM A2	6.530%	7/14/16	680,000	693,336	(b)
Lehman Structured Securities Corp., 2005-1 A1	0.669%	9/26/45	462,951	285,300	(a)(b)
MASTR ARM Trust, 2003-6 5A1	2.536%	12/25/33	494,894	449,591	(a)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.802%	2/25/35	1,307,706	1,303,034	(a)
New York Mortgage Trust Inc., 2005-2 A	0.594%	8/25/35	988,311	859,395	(a)
Residential Accredit Loans Inc., 2003-QA1 A1	0.604%	12/25/33	1,497,967	1,375,472	(a)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.469%	9/25/46	3,900,000	1,587,842	(a)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	19,477	20,244
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	17,645	18,083
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	30,207	31,033
Residential Asset Securitization Trust, 2003-A5 A5	0.764%	6/25/33	1,126,984	976,070	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.714%	11/25/33	1,100,544	878,324	(a)
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.664%	5/25/34	986,415	885,972	(a)
Residential Funding Mortgage Securities I Trust, 2003-S10 A2	0.664%	6/25/33	89,080	88,694	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.215%	9/20/32	591,763	586,744	(a)
Sequoia Mortgage Trust, 2003-2 A1	0.926%	6/20/33	486,784	437,616	(a)
Structured ARM Loan Trust, 2004-1 2A	0.574%	2/25/34	301,744	276,749	(a)
Structured ARM Loan Trust, 2004-17 A1	1.018%	11/25/34	976,554	870,729	(a)
Structured ARM Loan Trust, 2004-2 1A1	3.196%	3/25/34	673,869	659,250	(a)
Structured Asset Mortgage Investments Inc., 2003-CL1 1F2	0.864%	7/25/32	1,016,884	898,519	(a)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	2.667%	8/25/35	480,724	308,142	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A1	2.763%	12/27/35	1,655,969	997,397	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A2	0.644%	12/27/35	1,050,502	256,483	(a)
Structured Asset Mortgage Investments Inc., 2007-AR4 A1	0.464%	9/25/47	467,797	461,883	(a)
Structured Asset Securities Corp., 1998-3 M1	1.264%	3/25/28	1,176,063	1,041,187	(a)
Structured Asset Securities Corp., 1998-8 M1	1.204%	8/25/28	2,551,706	1,987,399	(a)
Structured Asset Securities Corp., 2002-11A 1A1	2.245%	6/25/32	328,609	320,371	(a)
Structured Asset Securities Corp., 2002-18A 1A1	3.225%	9/25/32	181,325	159,870	(a)
Structured Asset Securities Corp., 2003-8 2A9	0.764%	4/25/33	692,153	633,468	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.664%	6/25/35	1,819,182	1,538,126	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.164%	3/25/44	215,164	211,597	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.035%	8/20/35	1,475,067	996,017	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2002-AR1 1A1	2.986%	11/25/30	1,211,051	1,091,194	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2003-S4 2A9	1.414%	6/25/33	2,742,802	2,467,885	(a)
Washington Mutual Inc. Mortgage Pass-Through
Certificates, 2004-AR2 A	1.813%	4/25/44	765,819	626,379	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.867%	9/25/36	1,385,267	1,104,764	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR14 1A3	5.521%	11/25/36	$100,000	$72,379	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR3 A1A	1.372%	5/25/46	1,362,095	718,145	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR6 2A	1.362%	8/25/46	1,669,122	916,696	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR7 2A	1.382%	7/25/46	3,732,701	2,276,037	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR9 1A	1.402%	8/25/46	106,247	66,114	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A1	3.014%	11/25/34	2,005,948	1,919,920	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR11 A6	5.328%	8/25/36	200,000	171,498	(a)
Wells Fargo Mortgage Backed Securities Trust, PAC, 2003-5 A4	0.664%	5/25/33	615,359	608,367	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost - $85,323,776)				70,537,883

ASSET-BACKED SECURITIES - 13.2%
FINANCIALS - 13.2%
Automobiles - 0.7%
ARI Fleet Lease Trust, 2010-A A	1.726%	8/15/18	582,759	582,923	(a)(b)
Ford Credit Auto Owner Trust, 2009-B A2	2.100%	11/15/11	419,535	420,013
Ford Credit Auto Owner Trust, 2009-D A2	1.210%	1/15/12	701,495	702,311

Total Automobiles				1,705,247

Credit Cards - 3.1%
Bank of America Credit Card Trust, 2006-A9 A9	0.286%	2/15/13	2,620,000	2,619,876	(a)
Bank of America Credit Card Trust, 2008-A1 A1	0.856%	4/15/13	1,670,000	1,671,594	(a)
Chase Issuance Trust, 2006-A5 A	0.296%	11/15/13	2,490,000	2,485,866	(a)
Citibank Credit Card Issuance Trust, 2009-A1 A1	2.026%	3/17/14	1,300,000	1,331,359	(a)

Total Credit Cards				8,108,695

Diversified Financial Services - 0.8%
Business Loan Express, 2001-2A A	0.844%	1/25/28	924,977	435,339	(a)(b)
Business Loan Express, 2002-1A A	0.814%	7/25/28	681,550	482,511	(a)(b)
Business Loan Express, 2002-AA A	0.914%	6/25/28	558,666	383,469	(a)(b)
Business Loan Express, 2003-AA A	1.226%	5/15/29	1,170,026	817,367	(a)(b)

Total Diversified Financial Services				2,118,686

Home Equity - 6.9%
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.314%	7/25/32	1,962,265	1,766,433	(a)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.964%	8/25/32	356,422	269,109	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-SD1 A	0.714%	12/25/33	349,680	307,570	(a)
Bear Stearns Asset-Backed Securities Inc., 2003-SD3 A	0.744%	10/25/33	1,719,522	1,483,220	(a)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.484%	12/25/36	733,840	594,015	(a)(b)
GSAMP Trust, 2006-SEA1 A	0.564%	5/25/36	1,749,810	1,451,815	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2	0.884%	8/25/34	5,889,000	4,632,214	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.689%	5/25/33	796,363	274,052	(a)
Renaissance Home Equity Loan Trust, 2003-1 A	0.694%	6/25/33	955,556	833,121	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	0.704%	8/25/33	917,357	797,632	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	0.764%	12/25/33	2,742,139	2,261,707	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	22,539	23,003
SACO I Trust, 2005-10 1A	0.524%	6/25/36	448,518	163,357	(a)
SACO I Trust, 2005-WM3 A1	0.784%	9/25/35	329,208	97,333	(a)
SACO I Trust, 2006-5 1A	0.564%	4/25/36	741,363	176,388	(a)
Saxon Asset Securities Trust, 2003-1 M1	1.314%	6/25/33	1,123,496	929,715	(a)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.944%	1/25/34	118,169	91,160	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Home Equity - continued
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.944%	1/25/33	$580,309	$463,368	(a)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.694%	3/25/37	2,081,969	1,568,634	(a)(b)(d)

Total Home Equity				18,183,846

Student Loan - 1.7%
SLM Student Loan Trust, 2003-11 A4	0.727%	6/15/20	369,893	369,067	(a)
SLM Student Loan Trust, 2005-10 A3	0.548%	10/25/16	369,595	369,507	(a)
SLM Student Loan Trust, 2005-5 A2	0.578%	10/25/21	524,563	522,890	(a)
SLM Student Loan Trust, 2006-4 A4	0.578%	4/25/23	589,661	587,666	(a)
SLM Student Loan Trust, 2006-8 A3	0.518%	1/25/18	1,200,000	1,196,259	(a)
SLM Student Loan Trust, 2007-2 A2	0.498%	7/25/17	876,893	870,507	(a)
SLM Student Loan Trust, 2008-5 A2	1.598%	10/25/16	520,000	527,789	(a)

Total Student Loan				4,443,685

TOTAL ASSET-BACKED SECURITIES (Cost - $41,113,487)				34,560,159

COLLATERALIZED SENIOR LOANS - 8.4%
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.3%
Allison Transmission Inc., Term Loan B	3.040%	8/7/14	934,413	863,915	(e)

Hotels, Restaurants & Leisure - 0.9%
Aramark Corp., Letter of Credit	3.598%	7/26/16	37,569	36,564	(e)
Aramark Corp., Synthetic Letter of Credit	2.073%	1/27/14	20,857	19,794	(e)
Aramark Corp., Term Loan	2.408%	1/27/14	288,020	273,349	(e)
Aramark Corp., Term Loan B	3.783%	7/26/16	571,268	555,987	(e)
Golden Nugget Inc., Delayed Draw Term Loan	3.270%	6/30/14	360,504	293,966	(e)
Golden Nugget Inc., Term Loan B	3.270%	6/30/14	633,423	516,438	(e)
Las Vegas Sands LLC, Delayed Draw Term Loan	3.010%	11/23/16	128,593	116,859	(e)
Las Vegas Sands LLC, Term Loan B	3.010%	11/23/16	509,122	463,392	(e)

Total Hotels, Restaurants & Leisure				2,276,349

Media - 2.0%
Cengage Learning Acquisitions Inc., Term Loan B	3.030%	7/3/14	972,500	865,636	(e)
Charter Communications, Term Loan B	2.260%	3/6/14	106,941	101,540	(e)
Charter Communications, Term Loan C	3.790%	9/6/16	868,148	832,492	(e)
CSC Holdings Inc., Term Loan B-3	2.017%	3/29/16	684,165	672,048	(e)
Lodgenet Entertainment Corp., Term Loan	2.540%	4/4/14	685,408	632,289	(e)
SuperMedia Inc., Term Loan	11.000%	12/31/15	362,454	290,416	(e)
Univision Communications Inc., Term Loan B	2.510%	9/29/14	987,383	852,050	(e)
UPC Broadband Holding BV, Term Loan N	2.501%	12/31/14	648,288	615,266	(e)
UPC Broadband Holding BV, Term Loan T	4.251%	12/30/16	351,712	339,051	(e)

Total Media				5,200,788

Multiline Retail - 0.4%
Neiman Marcus Group Inc., Term Loan B	2.295 - 2.538%	4/5/13	931,313	886,219	(e)

Specialty Retail - 0.7%
Amscan Holdings Inc., Term Loan B	2.784 - 2.788%	5/25/13	912,406	864,124	(e)
Michaels Stores Inc., Term Loan B2	4.875 - 5.063%	7/31/16	999,544	967,367	(e)

Total Specialty Retail				1,831,491

Textiles, Apparel & Luxury Goods - 0.2%
Iconix Brand Group Inc., Term Loan B	2.790%	1/2/12	626,270	610,613	(e)

TOTAL CONSUMER DISCRETIONARY				11,669,375

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Ashmore Energy International, Synthetic Revolving
Credit Facility	3.433%	3/30/12	95,952	89,535	(e)
Ashmore Energy International, Term Loan	3.533%	3/30/14	796,491	743,226	(e)

TOTAL ENERGY				832,761

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Sally Holdings LLC, Term Loan B	2.510%	11/15/30	948,450	922,198	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb Inc., Delayed Draw Term Loan	3.510%	4/24/15	$188,917	$181,467	(e)
Bausch & Lomb Inc., Term Loan	3.510 - 3.783%	4/24/15	780,000	749,243	(e)

Total Health Care Equipment & Supplies				930,710

Health Care Providers & Services - 1.2%
Community Health Systems Inc., Delayed Draw Term Loan	2.549%	7/25/14	45,457	42,949	(e)
Community Health Systems Inc., Term Loan B	2.510 - 2.549%	7/25/14	885,714	836,847	(e)
HCA Inc., Term Loan B	2.783%	11/18/13	630,983	608,790	(e)
Health Management Associates Inc., Term Loan B	2.283%	2/28/14	909,614	853,900	(e)
IASIS Healthcare LLC, Delayed Draw Term Loan	2.260%	3/14/14	234,113	222,163	(e)
IASIS Healthcare LLC, Synthetic Letter of Credit	3.159%	3/14/14	63,704	60,453	(e)
IASIS Healthcare LLC, Term Loan B	2.260%	3/14/14	676,431	641,904	(e)

Total Health Care Providers & Services				3,267,006

TOTAL HEALTH CARE				4,197,716

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Dubai Aerospace Enterprise, Term Loan	4.140 - 4.230%	7/31/14	566,087	514,432	(e)
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.633%	3/26/14	41,935	33,606	(e)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.260 - 2.533%	3/26/14	703,249	563,576	(e)

Total Aerospace & Defense				1,111,614

Commercial Services & Supplies - 0.3%
US Investigations Services Inc., Term Loan B	3.539%	2/21/15	794,910	719,890	(e)

TOTAL INDUSTRIALS				1,831,504

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Term Loan B2	3.010 - 3.014%	9/24/14	934,294	799,348	(e)

MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Georgia-Pacific Corp., Term Loan B	2.299 - 2.537%	12/21/12	435,987	431,082	(e)
Georgia-Pacific Corp., Term Loan C	3.783 - 3.787%	12/23/14	279,590	278,826	(e)

TOTAL MATERIALS				709,908

UTILITIES - 0.4%
Electric Utilities - 0.3%
TXU Corp., Term Loan B2	3.793 - 4.066%	10/10/14	972,500	740,680	(e)

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc., Term Loan	2.033%	2/1/13	66,243	64,918	(e)
NRG Energy Inc., Term Loan B	3.783%	8/31/15	248,121	244,864	(e)

Total Independent Power Producers & Energy Traders				309,782

TOTAL UTILITIES				1,050,462

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $23,814,484)				22,013,272

CORPORATE BONDS & NOTES - 26.4%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	20,000	18,325

Hotels, Restaurants & Leisure - 0.1%
CCM Merger Inc., Notes	8.000%	8/1/13	15,000	13,725	(b)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	40,000	29,050
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	5,000	5,031
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	30,000	23,475
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	40,000	43,000
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	10,000	10,425
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	15,000	16,425
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	35,000	39,288
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	20,000	18,600	(b)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	20,000	22,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - continued
Station Casinos Inc., Senior Notes	7.750%	8/15/16	$40,000	$96	(c)(f)

Total Hotels, Restaurants & Leisure				221,315

Media - 0.1%
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	30,000	28,800	(b)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	40,000	41,000
DISH DBS Corp., Senior Notes	7.750%	5/31/15	140,000	147,000
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	90,000	96,638

Total Media				313,438

Multiline Retail - 0.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	42,996	43,748	(g)

Textiles, Apparel & Luxury Goods - 0.0%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	30,000	33,600

TOTAL CONSUMER DISCRETIONARY				630,426

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
PepsiCo Inc., Senior Notes	0.556%	7/15/11	660,000	660,422	(a)

Tobacco - 0.0%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	10,000	10,525

TOTAL CONSUMER STAPLES				670,947

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	35,000	35,612
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	15,000	13,725	(b)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	170,000	176,375

Total Energy Equipment & Services				225,712

Oil, Gas & Consumable Fuels - 0.3%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	40,000	38,800
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	20,000	22,150
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	105,000	110,250
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	40,000	42,650	(b)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	140,000	148,558
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	70,000	67,908	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	20,000	21,200	(b)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	15,000	11,775
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	20,000	22,000
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	10,000	10,500
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	20,000	23,100
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	125,000	125,000	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	59,000	74,593

Total Oil, Gas & Consumable Fuels				718,484

TOTAL ENERGY				944,196

FINANCIALS - 22.1%
Capital Markets - 5.2%
Goldman Sachs Group Inc., Bonds	0.668%	11/9/11	2,600,000	2,613,081	(a)
Goldman Sachs Group Inc., Notes	0.604%	2/6/12	2,000,000	1,987,170	(a)
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	2,000,000	510,000	(b)(c)(f)
Macquarie Bank Ltd.	2.600%	1/20/12	2,060,000	2,114,248	(b)
Merrill Lynch & Co. Inc., Senior Notes	0.768%	6/5/12	2,470,000	2,423,495	(a)
Morgan Stanley, Senior Notes	2.876%	5/14/13	1,320,000	1,334,487	(a)
NIBC Bank NV, Senior Notes	0.916%	12/2/14	2,570,000	2,572,151	(a)(b)

Total Capital Markets				13,554,632

Commercial Banks - 6.8%
ANZ National International Ltd., Senior Notes	0.615%	8/5/11	1,400,000	1,401,812	(a)(b)
Bank of Nova Scotia, Senior Notes	0.788%	3/5/12	1,970,000	1,970,288	(a)
Dexia Credit Local, Senior Notes	0.961%	4/29/14	910,000	910,034	(a)(b)
Dexia Credit Local NY, Senior Notes	0.938%	3/5/13	1,970,000	1,972,929	(a)(b)
FIH Erhvervsbank A/S, Senior Notes	2.000%	6/12/13	520,000	528,145	(b)
Glitnir Banki HF, Senior Notes	3.255%	1/18/12	2,500,000	725,000	(a)(b)(c)(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - continued
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	$2,000,000	$205,000	(a)(b)(c)(f)
Union Bank NA, Senior Notes	0.617%	3/16/11	2,500,000	2,504,150	(a)
Wells Fargo & Co., Senior Notes	0.588%	1/24/12	2,500,000	2,489,138	(a)
Westpac Banking Corp., Notes	3.250%	12/16/11	960,000	990,592	(b)
Westpac Banking Corp., Senior Notes	0.818%	10/21/11	2,500,000	2,499,380	(a)(b)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	1,590,000	1,672,311	(b)

Total Commercial Banks				17,868,779

Consumer Finance - 2.1%
Caterpillar Financial Services Corp., Senior Notes	1.287%	6/24/11	2,500,000	2,516,527	(a)
GMAC Inc., Notes	2.200%	12/19/12	2,180,000	2,250,582
GMAC Inc., Senior Notes	7.500%	12/31/13	704,000	726,000

Total Consumer Finance				5,493,109

Diversified Financial Services - 4.6%
Citigroup Inc., Notes	6.000%	12/13/13	670,000	723,364
Citigroup Inc., Senior Notes	0.662%	3/16/12	2,500,000	2,457,573	(a)
FDIC Structured Sale Guaranteed Notes	0.000%	10/25/11	1,140,000	1,131,453	(b)
General Electric Capital Corp., Senior Notes	0.446%	8/15/11	2,500,000	2,502,497	(a)
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	2,470,000	2,548,235
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	141,575	(b)
JPMorgan Chase & Co., Senior Notes	0.429%	2/22/12	2,500,000	2,499,250	(a)

Total Diversified Financial Services				12,003,947

Insurance - 3.1%
Berkshire Hathaway Finance Corp., Senior Notes	0.652%	1/13/12	1,040,000	1,040,581	(a)
Berkshire Hathaway Inc., Senior Notes	0.391%	2/10/11	2,500,000	2,500,438	(a)
Berkshire Hathaway Inc., Senior Notes	0.591%	2/10/12	530,000	531,169	(a)
MetLife Inc., Senior Notes	1.674%	8/6/13	800,000	804,092	(a)
Metropolitan Life Global Funding I, Notes	0.927%	7/13/11	1,170,000	1,172,452	(a)(b)
Suncorp-Metway Ltd., Senior Notes	2.026%	7/16/12	1,970,000	2,021,096	(a)(b)

Total Insurance				8,069,828

Thrifts & Mortgage Finance - 0.3%
U.S. Central Credit Union, Notes	0.525%	10/19/11	830,000	830,830	(a)(d)

TOTAL FINANCIALS				57,821,125

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Inc., Senior Secured Notes	9.625%	11/15/16	290,000	312,112	(g)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	563,000	611,559	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	5,000	5,050	(g)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	58,000	54,375	(a)(g)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	20,000	20,800
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	20,000	19,725

TOTAL HEALTH CARE				1,023,621

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	100,000	102,875
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	15,000	15,525

Total Aerospace & Defense				118,400

Airlines - 0.0%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	70,000	70,875	(b)
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	24,426	23,913
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	10,000	10,775	(b)

Total Airlines				105,563

Commercial Services & Supplies - 0.1%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	90,000	88,650	(b)
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	25,000	27,625
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	10,000	10,950	(b)

Total Commercial Services & Supplies				127,225

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - 0.0%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	$30,000	$32,100

Marine - 0.0%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	20,000	17,600	(b)

Road & Rail - 0.0%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	49,000	58,984
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	24,000	26,160

Total Road & Rail				85,144

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000	101,875	(b)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	40,000	39,400

Total Trading Companies & Distributors				141,275

TOTAL INDUSTRIALS				627,307

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Ceridian Corp., Senior Notes	12.250%	11/15/15	21,300	19,490	(g)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	120,000	115,800	(b)

Total IT Services				135,290

Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	40,000	40,300	(b)

TOTAL INFORMATION TECHNOLOGY				175,590

MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	100,000	111,142
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	30,000	31,875
Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	15,000	16,012
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	8,000	9,920
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	10,000	12,101
Teck Resources Ltd., Senior Secured Notes	10.750%	5/15/19	25,000	31,109

Total Metals & Mining				212,159

Paper & Forest Products - 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	50,000	37,500	(b)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	55,000	44,962
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	30,000	27,563

Total Paper & Forest Products				110,025

TOTAL MATERIALS				322,184

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp., Senior Notes	8.750%	4/15/22	9,000	9,540
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	5,000	5,356
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	175,000	189,219
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	75,000	79,125	(b)
Qwest Corp., Senior Notes	3.787%	6/15/13	180,000	185,400	(a)
Windstream Corp., Senior Notes	8.625%	8/1/16	130,000	134,875

Total Diversified Telecommunication Services				603,515

Wireless Telecommunication Services - 1.8%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	2.946%	5/20/11	2,500,000	2,547,025	(a)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	35,000	36,313
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	159,600
Vodafone Group PLC, Notes	0.584%	2/27/12	2,000,000	2,003,452	(a)

Total Wireless Telecommunication Services				4,746,390

TOTAL TELECOMMUNICATION SERVICES				5,349,905

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
AES Corp., Senior Notes	7.750%	10/15/15	$220,000	$231,275
AES Corp., Senior Notes	8.000%	10/15/17	110,000	116,325
Edison Mission Energy, Senior Notes	7.625%	5/15/27	30,000	19,125
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	304,321	147,596	(g)
Energy Future Intermediate Holding Co. LLC / EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	728,573	703,788
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	106,198
NRG Energy Inc., Senior Notes	7.375%	1/15/17	70,000	70,700

TOTAL UTILITIES				1,395,007

TOTAL CORPORATE BONDS & NOTES (Cost - $73,940,326)				68,960,308

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.5%
U.S. Government Agencies - 21.5%
Federal Farm Credit Bank (FFCB), Bonds	0.300%	1/28/11	2,600,000	2,601,269	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	0.210%	12/29/11	2,500,000	2,499,627	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.194%	8/1/29	65,055	67,454	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.227%	8/1/32	295,882	304,799	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.725%	8/1/32	33,705	34,420	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.709%	12/1/26	208,683	219,822	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.723%	7/1/29	296,257	310,025	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.776%	7/1/29	115,062	120,465	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.440%	7/1/33	1,135,340	1,184,848	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.660%	8/1/25	128,495	130,268	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	5.900%	12/1/30	44,047	44,423	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	3/1/11	2,603	2,786
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	5/1/11	5,006	5,359
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	6/1/11	9,163	9,606
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,751	3,049
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.326%	2/1/11	2,580,000	2,580,882	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.607%	3/9/11	2,580,000	2,582,928	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.764%	12/1/23	193,812	202,269	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	4.042%	2/1/24	129,267	134,513	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.496%	4/1/26	718,846	751,314	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.606%	6/1/29	1,177,572	1,231,815	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.764%	7/1/29	312,196	326,397	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.752%	3/1/31	257,227	268,898	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.575%	5/1/31	6,022	6,325	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.771%	3/1/33	$2,155,325	$2,242,003	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.869%	10/1/33	421,685	441,408	(a)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.843%	5/1/33	1,207,999	1,275,670	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.670%	7/1/27	66,048	69,229	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	5.039%	12/1/30	172,790	173,411	(a)
Federal National Mortgage Association (FNMA)	0.750%	12/30/11	5,000,000	5,003,540
Federal National Mortgage Association (FNMA)	0.319%	7/26/12	4,000,000	3,998,472	(a)
Federal National Mortgage Association (FNMA), 11th District COFI	5.499%	2/1/31	947,255	976,928	(a)
Federal National Mortgage Association (FNMA), Fifteen Year	5.500%	3/1/11	15,032	16,061
Federal National Mortgage Association (FNMA), Five Year CMT ARM	5.817%	5/1/30	540,198	563,252	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.701%	11/1/18	268,265	281,638	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.591%	4/1/20	82,856	86,810	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.606%	7/1/21	84,222	84,721	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.820%	8/1/22	56,644	59,456	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.047%	7/1/23	80,297	84,399	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.050%	8/1/23	104,246	105,741	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.911%	2/1/24	206,294	215,945	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.492%	4/1/25	493,246	515,292	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.662%	12/1/25	70,060	73,132	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.720%	1/1/27	197,125	207,462	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.752%	7/1/27	290,160	304,220	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.696%	8/1/27	191,423	199,728	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.591%	2/1/28	48,132	50,220	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.721%	3/1/28	144,145	144,792	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.769%	2/1/29	285,044	297,796	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.789%	8/1/29	452,767	472,767	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.901%	11/1/29	357,050	373,044	(a)

Federal National Mortgage Association (FNMA), One Year CMT ARM	3.735%	1/1/30	200,870	205,007	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.069%	12/1/30	816,717	857,426	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.870%	1/1/31	213,137	222,456	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.873%	2/1/31	243,134	254,447	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.700%	3/1/31	$155,327	$162,431	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.523%	4/1/31	133,235	138,794	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.547%	4/1/31	293,218	307,365	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.849%	7/1/31	197,183	206,737	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.759%	9/1/31	566,106	591,507	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.911%	9/1/31	87,672	90,667	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.326%	10/1/31	325,158	327,741	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.465%	3/1/32	76,025	79,437	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.375%	6/1/32	66,458	69,405	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.757%	7/1/32	374,618	390,987	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.754%	9/1/32	537,324	562,031	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.509%	12/1/32	999,471	1,039,790	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.590%	1/1/33	170,531	177,420	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.665%	1/1/33	271,701	282,310	(a)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.636%	5/1/33	694,029	724,293	(a)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.872%	8/1/32	281,349	291,899	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.832%	12/1/20	412,258	415,114	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.575%	6/1/24	10,800	11,001	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	3.369%	7/1/24	283,602	290,711	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.321%	9/1/24	277,804	282,693	(a)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.576%	9/1/24	860,791	874,200	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.875%	11/1/31	75,694	78,065	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.436%	1/1/33	519,343	537,750	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	1.919%	4/1/33	512,330	530,894	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.032%	5/1/33	1,571,998	1,629,814	(a)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.040%	6/1/33	1,103,212	1,142,514	(a)

Federal National Mortgage Association (FNMA), Three Year CMT ARM	6.475%	9/1/21	109,595	111,718	(a)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	6.048%	6/1/30	1,327,306	1,408,322	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	2/20/16	125,926	129,814	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	6/20/17	166,007	170,911	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	9/20/20	$519,574	$537,175	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	3/20/21	313,960	323,654	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	6/20/22	1,000,057	1,029,600	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	8/20/22	250,123	258,595	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	10/20/22	652,807	672,582	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	11/20/22	333,878	343,991	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	12/20/22	133,096	137,128	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/23	210,188	216,397	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	1/20/24	162,238	167,247	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	3/20/24	367,480	378,826	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/26	205,546	211,618	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	9/20/27	394,654	408,022	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.125%	10/20/27	383,194	394,802	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	4/20/32	503,029	517,889	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/32	159,528	164,241	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	7/20/32	1,110,751	1,148,378	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	8/20/32	732,713	757,534	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.625%	9/20/32	161,928	167,413	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $55,676,840)				56,371,461

			SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Tropicana Entertainment Inc.			17,545	223,699	*(d)

Media - 0.0%
Dex One Corp.			327	2,786	*
SuperMedia Inc.			1,797	16,245	*

Total Media				19,031

TOTAL CONSUMER DISCRETIONARY				242,730

MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp.			1,358	17,654	*

TOTAL COMMON STOCKS (Cost - $542,285)				260,384

CONVERTIBLE PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup Inc. (Cost - $15,000)	7.500%	12/15/12	150	17,168

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2010

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	21	$0	*(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $280,426,198)				252,720,635

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.3%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA),
Discount Notes (Cost - $224,625)	0.240%	5/9/11	$225,000	224,703	(h)(i)

Repurchase Agreements - 3.2%
Morgan Stanley tri-party repurchase agreement dated 8/31/10; Proceeds at maturity - $8,400,054; (Fully collateralized by U.S. government agency obligations, 1.500% due 6/26/13; Market value - $8,568,166) (Cost - $8,400,000)	0.230%	9/1/10	8,400,000	8,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,624,625)				8,624,703

TOTAL INVESTMENTS - 99.9% (Cost - $289,050,823#)				261,345,338
Other Assets in Excess of Liabilities - 0.1%				371,666

TOTAL NET ASSETS - 100.0%				$261,717,004

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	The coupon payment on these securities is currently in default as of August 31, 2010.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
CD	—	Certificate of Deposit
CMT	—	Constant Maturity Treasury
COFI	—	Cost of Funds Index
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$70,537,883	—	$70,537,883
Asset-backed securities	—	34,560,159	—	34,560,159
Collateralized senior loans	—	22,013,272	—	22,013,272
Corporate bonds & notes	—	68,129,478	$830,830	68,960,308
U.S. government & agency obligations	—	56,371,461	—	56,371,461
Common stocks	$36,685	—	223,699	260,384
Convertible preferred stocks	17,168	—	—	17,168

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Warrants	—	—	0	*	0	*

Total long-term investments	$53,853	$251,612,253	$1,054,529		$252,720,635

Short-term investments†	—	8,624,703	—		8,624,703

Total investments	$53,853	$260,236,956	$1,054,529		$261,345,338

Other financial instruments:
Futures contracts	99,153	—	—		99,153

Total	$153,006	$260,236,956	$1,054,529		$261,444,491

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COMMON STOCKS	WARRANTS		TOTAL
Balance as of May 31, 2010	—	—	$0	*	$0	*
Accrued premiums/discounts	—	—	—		—
Realized gain(loss)	—	—	—		—
Change in unrealized appreciation (depreciation)	—	—	—		—
Net purchases (sales)	—	—	—		—
Transfers in to Level 3	$830,830	$223,699	—		1,054,529
Transfers out of Level 3	—	—	—		—

Balance as of August 31, 2010	$830,830	$223,699	$0	*	$1,054,529

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2010	—	—	—		—

*	Value is less than $1.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including

Notes to Schedule of Investments (unaudited) (continued)

foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Stripped Securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market

Notes to Schedule of Investments (unaudited) (continued)

price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,796,086
Gross unrealized depreciation	(29,501,571)

Net unrealized depreciation	$(27,705,485)

At August 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
90-Day Eurodollar	84	9/11	$20,779,773	$20,859,300	$79,527
U.S. Treasury 2-Year Notes	2	12/10	438,272	438,281	9
U.S. Treasury 5-Year Notes	60	12/10	7,199,602	7,219,219	19,617

Net unrealized gain on open futures contracts					$99,153

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$99,153	—

During the period ending August 31, 2010, the volume of derivative activity for the fund was as follows:

Average Market Value
Futures contracts (to buy)	$45,407,911

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 25, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 25, 2010